Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Net allowance for accounts receivable	$ 636,000	$ 315,000
Series A [Member]
MEZZANINE EQUITY
Convertible preferred shares par value	$ 0.0001	$ 0.0001
Convertible preferred shares authorized	33,250,000	33,250,000
Convertible preferred shares issued	0	33,250,000
Convertible preferred shares outstanding	0	33,250,000
Preferred Stock Liquidation Value	0	3,325,000
Series B [Member]
MEZZANINE EQUITY
Redeemable convertible preferred shares par value	$ 0.0001	$ 0.0001
Redeemable convertible preferred shares authorized	34,926,471	34,926,471
Redeemable convertible preferred shares issued	0	34,926,471
Redeemable convertible preferred shares outstanding	0	34,926,471
Preferred Stock Liquidation Value	0	12,500,000
Series C [Member]
MEZZANINE EQUITY
Redeemable convertible preferred shares par value	$ 0.0001	$ 0.0001
Redeemable convertible preferred shares authorized	29,687,500	29,687,500
Redeemable convertible preferred shares issued	0	29,687,500
Redeemable convertible preferred shares outstanding	0	29,687,500
Preferred Stock Liquidation Value	0	17,000,000
Series C-1 [Member]
MEZZANINE EQUITY
Redeemable convertible preferred shares par value	$ 0.0001	$ 0.0001
Redeemable convertible preferred shares authorized	16,773,301	16,773,301
Redeemable convertible preferred shares issued	0	16,773,301
Redeemable convertible preferred shares outstanding	0	16,773,301
Preferred Stock Liquidation Value	$ 0	$ 14,120,000
Common Class A [Member]
SHAREHOLDERS' (DEFICIT)/EQUITY
Common shares par value	$ 0.0001	$ 0.0001
Common shares authorized	560,000,000	0
Common shares issued	55,953,690	0
Common shares outstanding	55,953,690	0
Common Class B [Member]
SHAREHOLDERS' (DEFICIT)/EQUITY
Common shares par value	$ 0.0001	$ 0.0001
Common shares authorized	240,000,000	250,000,000
Common shares issued	160,664,773	50,352,941
Common shares outstanding	160,664,773	50,352,941